Bank acceptance notes payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Bank acceptance notes payable consisted of the following:

		December 31 , 2018	December 31 , 2017

Letter of credit issued by Shanghai Pudong Development Bank Lishui Branch	(a)	$-	$3,074,000
Bank acceptance notes payable issued by Bank of Zhang Jiagang Yule Branch	(b)	2,121,377	3,901,526

Total		$2,121,377	$6,975,526

(a)
Letter of credit of
$3,074,000
(RMB20,000,000)
was issued on
August 15, 2017
and due on August 14, 2018.
The letter of credit is guaranteed by a land use right and a building with a total carrying value approximately of
$4.5
million and three related parties, Forasen Group, Zhengyu Wang, and Yefang Zhang.

(b)
Bank acceptance notes payable of $2,121,377 (RMB14,021,000) issued by Bank of Zhang Jiagang Yule Branch with due dates from February 7, 2019 to June 28, 2019. The Company is required to maintain restricted cash deposits at
100%
of the notes payable with the bank, in order to ensure future credit availability.